Supplemental Disclosures of Cash Flow Information (Tables) (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Schedule of Supplemental Disclosures of Cash flow Information

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Cash paid for interest	62,710	59,344	86,051	105,462
Cash paid for income taxes	—	—	—	—
	62,710	59,344	86,051	105,462